Property, Plant and Equipment	12 Months Ended
Dec. 31, 2023
Property, Plant and Equipment [Abstract]
Property, plant and equipment
9.	Property, plant and equipment

(a)	The composition and movement in property, plant and equipment for two years ended December 31, 2023 and 2022 is presented below:

	Mining concessions (b)	Mine development costs (b)	Land	Buildings and other construction	Machinery, equipment and related spare parts	Furniture and accessories	Transportation units	Computer equipment and tools	Quarry rehabilitation costs	Capitalized interest (f)	Work in progress (d) and units in transit	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)

Cost

As of January 1, 2022	75,914	58,002	256,552	693,085	1,697,655	10,706	113,351	34,428	9,030	65,007	62,140	3,075,870
Additions	-	7,311	868	-	13,085	318	658	2,849	2,745	3,158	143,540	174,532
Sales and/or retirement	-	-	(2,285)	-	(4,978)	(14)	(2,654)	(228)	-	-	(398)	(10,557)
Disposals	-	-	-	(1,600)	(17,075)	(28)	(4,460)	(481)	-	-	-	(23,644)
Transfers, note 10	-	529	-	3,069	22,853	98	442	4,736	-	-	(32,461)	(734)
As of December 31, 2022	75,914	65,842	255,135	694,554	1,711,540	11,080	107,337	41,304	11,775	68,165	172,821	3,215,467
Additions	36,184	19,870	3,449	-	25,891	432	160	3,209	4,458	6,132	174,435	274,220
Sales and/or retirement	-	(101)	-	-	(41,075)	(162)	(2,064)	(316)	-	-	(559)	(44,277)
Transfers, note 10	-	(14,521)	-	127,675	186,727	(271)	(50)	990	-	-	(300,616)	(66)
As of December 31, 2023	112,098	71,090	258,584	822,229	1,883,083	11,079	105,383	45,187	16,233	74,297	46,081	3,445,344

Accumulated depreciation
As of January 1, 2022	12,328	10,484	-	158,455	705,454	7,871	78,163	22,456	2,382	9,021	-	1,006,614
Additions	72	387	-	18,818	95,486	575	7,398	3,595	140	1,521	-	127,992
Sales and/or retirement	-	-	-	-	(3,990)	(12)	(2,269)	(194)	-	-	-	(6,465)
Disposals	-	-	-	(795)	(13,425)	(26)	(4,278)	(428)	-	-	-	(18,952)
Transfers, note 10	-	(3)	-	-	-	-	-	-	-	-	-	(3)
As of December 31, 2022	12,400	10,868	-	176,478	783,525	8,408	79,014	25,429	2,522	10,542	-	1,109,186
Additions	72	422	-	20,113	98,915	516	6,252	3,606	128	1,625	-	131,649
Sales and/or retirement	-	(56)	-	-	(22,620)	(153)	(1,896)	(201)	-	-	-	(24,926)
Transfers, note 10	-	-	-	2,065	(2,030)	-	(35)	-	-	-	-	-
As of December 31, 2023	12,472	11,234	-	198,656	857,790	8,771	83,335	28,834	2,650	12,167	-	1,215,909

Impairment (g)
As of December 31, 2022	42,859	24,048	3,624	13,579	12,918	200	26	454	-	-	735	98,443

Additions (g)	9,197	525	361	17,459	17,669	8	1	-	-	1,413	2,686	49,319
Disposals	-	-	-	-	(17,669)	(8)	(1)	-	-	-	-	(17,678)
As of December 31, 2023	52,056	24,573	3,985	31,038	12,918	200	26	454	-	1,413	3,421	130,084
Net book value
As of December 31, 2022	20,655	30,926	251,511	504,497	915,097	2,472	28,297	15,421	9,253	57,623	172,086	2,007,838
As of December 31, 2023	47,570	35,283	254,599	592,535	1,012,375	2,108	22,022	15,899	13,583	60,717	42,660	2,099,351

(b)	Mining concessions mainly include net acquisition costs of S/15,488,000 related to coal concessions acquired through a purchase option executed from 2011 to 2013.The caption also includes some concessions acquired by the Group for exploration activities related to the cement business, such as that acquired in January 2023 for S/34,350,000, through the purchase of the company Corporación Materiales Piura S.A.C.

(c)	The Group has assessed the recoverable amount of its remaining long-term assets and, except the assets as specifically mentioned in (b), did not find indicators of an impairment for these assets as of December 31, 2023 and 2022.

(d)	Work in progress included in property, plant and equipment as of December 31, 2023 and 2022 is mainly related to complementary facilities of the cement plants.

(e)	As of December 31, 2023, the Group maintains accounts payable related to the acquisition of property, plant and equipment for S/9,379,000 (S/14,560,000 as of December 31, 2022), see note 11.

(f)	The borrowing costs are mainly related to the construction of the cement plant located in Piura and to a lesser extent to the construction of the Clinker Lines Optimization Project – Kiln 4 in the city of Pacasmayo. Both plants are already in operation.

(g)	In previous years management recognized a full impairment related to the total net book value of a closed zinc mining unit which included concession costs, development costs and related facilities and equipment.

At the end of 2023, Management recognized a specific impairment to retirement for the net value of the assets of the vertical clinker kilns located at the Pacasmayo cement plant for a net cost of S/36,551,000. This deterioration estimate was carried out as a consequence of replacing the old technology of these kilns due to the entry into operation of the Clinker Lines Optimization Project – Kiln 4 in said plant, which is more efficient and produces fewer emissions. This amount was recorded in the impairment to retirement of property, plant and equipment item in the consolidated statement of profit or loss.

Likewise, Management recognized a specific impairment to retirement of the value of the coal concessions (northern zone) for S/11,393,000, recorded in other operating (expenses) income item of the consolidated statement of profit or loss.